TWEEDY, BROWNE GLOBAL VALUE FUND
Tweedy, Browne Global Value Fund
Investment Objective
The Fund seeks long-term capital growth.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TWEEDY, BROWNE GLOBAL VALUE FUND Tweedy, Browne Global Value Fund
Redemption fee on Shares held less than 60 days (as a percentage of amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		TWEEDY, BROWNE GLOBAL VALUE FUND Tweedy, Browne Global Value Fund
Management fees		1.25%
Distribution (12b-1) fees		none
Other expenses		0.13%
Acquired fund fees and expenses	[1]	0.02%
Total Annual Fund Operating Expenses		1.40%
[1]	Acquired fund fees and expenses represent the expenses of the money market funds in which the Fund's cash balances are invested and are not cash expenses of the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund over the time periods shown and then redeem all of your shares at the end of those periods. This example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example Tweedy, Browne Global Value Fund (USD $)	TWEEDY, BROWNE GLOBAL VALUE FUND
One Year	143
Three Years	443
Five Years	766
Ten Years	1,680

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2012, the Fund’s portfolio turnover rate was 9%.

Principal Investment Strategies

The Fund invests primarily in foreign equity securities that Tweedy, Browne Company LLC (the “Adviser” or “Tweedy, Browne”) believes are undervalued but may invest in U.S. securities to a limited extent. The Adviser seeks to construct a widely diversified portfolio of small, medium and large capitalization stocks from a variety of industries and countries. Value investing seeks to uncover stocks whose current market prices are at discounts (that is, undervalued) to the Adviser’s estimate of their true or intrinsic value.

The Fund’s investment style derives from the work of the late Benjamin Graham. Most investments in the Fund’s portfolio at the time of initial purchase have one or more of the following investment characteristics:

➢	low stock price in relation to book value
➢	low price-to-earnings ratio
➢	low price-to-cash-flow ratio
➢	above-average dividend yield
➢	low price-to-sales ratio as compared to other companies in the same industry
➢	low corporate leverage
➢	low share price
➢	purchases of a company’s own stock by the company’s officers and directors
➢	company share repurchases
➢	a stock price that has declined significantly from its previous high price and/or small market capitalization.

The Fund invests primarily in undervalued equity securities of foreign issuers, but also invests on a more limited basis in U.S. equity securities when opportunities appear attractive. Investments by the Fund are focused for the most part in developed countries with some exposure to emerging markets. The Fund is diversified by issuer, industry and country, and maintains investments in a minimum of five countries. Where practicable, the Fund seeks to reduce currency risk by hedging its effective foreign currency exposure back into the U.S. dollar based on the Adviser’s judgment of such exposure after taking into account various factors, such as the source of the portfolio companies’ earnings and the currencies in which its securities trade. The Fund is designed for long-term value investors who wish to focus their investment exposure on foreign stock markets of developed countries. The Fund is not appropriate for investors primarily seeking income.

Principal Risks

The Fund invests in equity securities, primarily consisting of common stocks. Common stock represents a proportionate interest in the earnings and value of the issuing company. Therefore, the Fund participates in the success or failure of any company in which it owns stock. The market value of common stocks fluctuates significantly, reflecting the past and anticipated business performance of the issuing company, investor perception and general economic or financial market movements.

You could lose money on your investment in the Fund or the Fund could underperform other investments.

Smaller Companies. The Fund invests to a significant extent in smaller companies. Smaller companies may be less well established and may have a more highly leveraged capital structure, less liquidity, a smaller investor base, greater dependence on a few customers and similar factors that can make their business and stock market performance susceptible to greater fluctuation. In general, the Adviser’s investment philosophy and selection process favor companies that do not have capital structures that would be considered to be “highly leveraged” for a company in the same field.

Foreign Securities. The Fund invests to a great extent in foreign securities. Investing in foreign securities involves additional risks beyond those of investing in U.S. markets. These risks include:

➢	changes in currency exchange rates, which can lower performance in U.S. dollar terms
➢	exchange rate controls (which may include an inability to transfer currency from a given country)
➢	costs incurred in conversions between currencies
➢	non-negotiable brokerage commissions
➢	less publicly available information
➢	not generally being subject to uniform standards, practices and requirements with respect to accounting, auditing and financial reporting
➢	greater market volatility
➢	less trading volume
➢	delayed settlements
➢	difficulty in enforcing obligations in foreign countries
➢	less securities regulation
➢	unrecoverable withholding and transfer taxes
➢	war
➢	seizure
➢	political and social instability.

The value of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. The share price of the Fund will tend to reflect the movements of the different securities markets in which it is invested, and to the degree not hedged, the foreign currencies in which its investments are denominated. The Adviser does not attempt to predict the movement of various currencies in reaching a decision about the appropriateness or prudence of an individual investment.

The Fund’s practice of hedging currency risk in foreign securities tends to make the Fund underperform a similar unhedged portfolio when the dollar is losing value against the local currencies in which the portfolio’s investments are denominated. Conversely, the Fund’s practice of hedging currency risk in foreign securities tends to make the Fund outperform a similar unhedged portfolio when the dollar is gaining in value against the local currencies in which the portfolio’s investments are denominated.

Fund Performance
The following bar chart and table illustrate how the returns of the Fund vary over time and how they compare to relevant market benchmarks. This information may help illustrate the risks of investing in the Fund. Updated performance information for the Fund is available at www.tweedy.com or by calling 1-800-432-4789 (press 2). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Global Value Fund Calendar Year Total Returns1
[1]	The 2012 year-to-date return for the Global Value Fund through June 30, 2012 was 7.28%.

As of December 31, 2011
Best Quarterly Return	21.77% (2nd quarter 2009)
Worst Quarterly Return	(18.03)% (4th quarter 2008)

Average Annual Total Return for Periods Ended December 31, 2011
Average Annual Total Returns TWEEDY, BROWNE GLOBAL VALUE FUND	One Year	Five Years	Ten Years	Since Inception	Inception Date
Tweedy, Browne Global Value Fund	(4.13%)	(0.04%)	6.19%	9.47%	Jun. 15, 1993
Tweedy, Browne Global Value Fund Return after Taxes on Distributions	(4.55%)	(0.74%)	5.71%	8.41%	Jun. 15, 1993
Tweedy, Browne Global Value Fund Return after Taxes on Distributions and Sale of Fund Shares	(1.66%)	0.13%	5.54%	8.14%	Jun. 15, 1993
MSCI EAFE Index (Hedged) (reflects no deduction for fees, expenses or taxes)	(12.10%)	(5.88%)	1.02%	4.29%	Jun. 15, 1993
MSCI EAFE Index (in U.S. $) (reflects no deduction for fees, expenses or taxes)	(12.14%)	(4.72%)	4.67%	4.38%	Jun. 15, 1993

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return after Taxes on Distributions and Sale of Fund Shares” may be greater than “Return before Taxes” because the investor is assumed to have a capital loss upon the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

TWEEDY, BROWNE GLOBAL VALUE FUND II - CURRENCY UNHEDGED
Tweedy, Browne Global Value Fund II - Currency Unhedged
Investment Objective
The Fund seeks long-term capital growth.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TWEEDY, BROWNE GLOBAL VALUE FUND II - CURRENCY UNHEDGED Tweedy, Browne Global Value Fund II - Currency Unhedged
Redemption fee on Shares held less than 60 days (as a percentage of amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		TWEEDY, BROWNE GLOBAL VALUE FUND II - CURRENCY UNHEDGED Tweedy, Browne Global Value Fund II - Currency Unhedged
Management fees	[1]	1.25%
Distribution (12b-1) fees		none
Other expenses		0.15%
Acquired fund fees and expenses	[2]	0.04%
Total Annual Fund Operating Expenses		1.44%
Fee waiver and/or expense reimbursement	[1]	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.41%
[1]	The Adviser is contractually obligated to waive management fees and/or to reimburse ordinary operating expenses to the extent necessary to maintain the Fund's Total Annual Fund Operating Expenses, not including fees and expenses from investments in other investment companies (i.e., money market funds in which the Fund's cash balances are invested), brokerage costs, interest, taxes and extraordinary expenses, at an annual rate of 1.37%. This arrangement is in effect through December 31, 2013, and may be terminated only by a vote of the Board of Directors of Tweedy, Browne Fund Inc. (the "Company"). During the two-year period following any waiver or reimbursement the Adviser is entitled to be reimbursed by the Fund for previously waived fees and reimbursed expenses to the extent that after giving effect to such repayment, the Fund's Total Annual Fund Operating Expenses, not including acquired fund fees and expenses, would not exceed 1.37% on an annualized basis.
[2]	Acquired fund fees and expenses represent the expenses of the money market funds in which the Fund's cash balances are invested and are not cash expenses of the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund over the time periods shown and then redeem all of your shares at the end of those periods. This example assumes that (i) your investment earns a 5% return each year, (ii) the Fund’s operating expenses remain the same and (iii) the Adviser did not waive its fee and/or reimburse expenses after the first year. In the first year, expenses are based on the total operating expenses after the fee waiver and/or expense reimbursement. Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example Tweedy, Browne Global Value Fund II - Currency Unhedged (USD $)	TWEEDY, BROWNE GLOBAL VALUE FUND II - CURRENCY UNHEDGED
One Year	144
Three Years	453
Five Years	784
Ten Years	1,722

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2012, the Fund’s portfolio turnover rate was 5%.

Principal Investment Strategies

The Fund invests primarily in foreign equity securities that the Adviser believes are undervalued but may invest in U.S. securities to a limited extent. The Adviser seeks to construct a widely diversified portfolio of small, medium and large capitalization stocks from a variety of industries and countries. Value investing seeks to uncover stocks whose current market prices are at discounts (that is, undervalued) to the Adviser’s estimate of their true or intrinsic value.

The Fund’s investment style derives from the work of the late Benjamin Graham. Most investments in the Fund’s portfolio at the time of initial purchase have one or more of the following investment characteristics:

➢	low stock price in relation to book value
➢	low price-to-earnings ratio
➢	low price-to-cash-flow ratio
➢	above-average dividend yield
➢	low price-to-sales ratio as compared to other companies in the same industry
➢	low corporate leverage
➢	low share price
➢	purchases of a company’s own stock by the company’s officers and directors
➢	company share repurchases
➢	a stock price that has declined significantly from its previous high price and/or small market capitalization.

The Adviser will generally not hedge the Fund’s perceived foreign currency exposure back into the U.S. dollar. However, the Adviser reserves the right, under circumstances that the Adviser deems to be extraordinary, to hedge all or a portion of the Fund’s currency exposure to a particular emerging market.

The Fund invests primarily in undervalued equity securities of foreign issuers, but also invests on a more limited basis in U.S. equity securities when opportunities appear attractive. Investments by the Fund are focused for the most part in developed countries with some exposure to emerging markets. The Fund is diversified by issuer, industry and country, and maintains investments in a minimum of five countries. The Fund does not seek to reduce currency risk by hedging its effective foreign currency exposure back into the U.S. dollar and will be exposed to currency fluctuations. However, the Adviser reserves the right, under circumstances that the Adviser deems to be extraordinary, to hedge all or a portion of the Fund’s currency exposure to a particular emerging market. The Fund is designed for long-term value investors who wish to focus their investment exposure on foreign stock markets of primarily developed countries, and their associated non-U.S. currencies. The Fund is not appropriate for investors primarily seeking income.

Principal Risks

The Fund invests in equity securities, primarily consisting of common stocks. Common stock represents a proportionate interest in the earnings and value of the issuing company. Therefore, the Fund participates in the success or failure of any company in which it owns stock. The market value of common stocks fluctuates significantly, reflecting the past and anticipated business performance of the issuing company, investor perception and general economic or financial market movements.

You could lose money on your investment in the Fund or the Fund could underperform other investments.

Smaller Companies. The Fund invests to a significant extent in smaller companies. Smaller companies may be less well established and may have a more highly leveraged capital structure, less liquidity, a smaller investor base, greater dependence on a few customers and similar factors that can make their business and stock market performance susceptible to greater fluctuation. In general, the Adviser’s investment philosophy and selection process favor companies that do not have capital structures that would be considered to be “highly leveraged” for a company in the same field.

Foreign Securities. The Fund may invest in foreign securities. Investing in foreign securities involves additional risks beyond those of investing in U.S. markets. These risks include:

➢	changes in currency exchange rates, which can lower performance in U.S. dollar terms
➢	exchange rate controls (which may include an inability to transfer currency from a given country)
➢	costs incurred in conversions between currencies
➢	non-negotiable brokerage commissions
➢	less publicly available information
➢	not generally being subject to uniform standards, practices and requirements with respect to accounting, auditing and financial reporting
➢	greater market volatility
➢	less trading volume
➢	delayed settlements
➢	difficulty in enforcing obligations in foreign countries
➢	less securities regulation
➢	unrecoverable withholding and transfer taxes
➢	war
➢	seizure
➢	political and social instability.

The value of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. The share price of the Fund will tend to reflect the movements of the different securities markets in which it is invested, and to the degree not hedged, the foreign currencies in which its investments are denominated. The Adviser does not attempt to predict the movement of various currencies in reaching a decision about the appropriateness or prudence of an individual investment.

The Adviser has chosen generally not to hedge the Fund’s perceived foreign currency exposure back into the U.S. dollar and therefore the Fund is considered to be “currency unhedged.”

Fund Performance
The following bar chart and table illustrate how the returns of the Fund vary over time and how they compare to a relevant market benchmark. This information may help illustrate the risks of investing in the Fund. Updated performance information for the Fund is available at www.tweedy.com or by calling 1-800-432-4789 (press 2). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Global Value Fund II - Currency Unhedged Calendar Year Total Return1
[1]	The 2012 year-to-date return for the Global Value Fund II - Currency Unhedged through June 30, 2012 was 4.65%.

As of December 31, 2011
Best Quarterly Return	11.53% (3rd quarter 2010)
Worst Quarterly Return	(11.75)% (3rd quarter 2011)

Average Annual Total Return for Periods Ended December 31, 2011
Average Annual Total Returns TWEEDY, BROWNE GLOBAL VALUE FUND II - CURRENCY UNHEDGED	One Year	Since Inception	Inception Date
Tweedy, Browne Global Value Fund II - Currency Unhedged	(1.73%)	4.35%	Oct. 26, 2009
Tweedy, Browne Global Value Fund II - Currency Unhedged Return after Taxes on Distributions	(1.87%)	4.23%	Oct. 26, 2009
Tweedy, Browne Global Value Fund II - Currency Unhedged Return after Taxes on Distributions and Sale of Fund Shares	(0.86%)	3.73%	Oct. 26, 2009
MSCI EAFE Index (in U.S. $) (reflects no deduction for fees, expenses or taxes)	(12.14%)	(2.22%)	Oct. 26, 2009
MSCI EAFE Index (Hedged to U.S. $) (reflects no deduction for fees, expenses or taxes)	(12.10%)	(2.19%)	Oct. 26, 2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return after Taxes on Distributions and Sale of Fund Shares” may be greater than “Return before Taxes” because the investor is assumed to have a capital loss upon the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The performance data shown above would be lower had fees and expenses not been waived and/or reimbursed.

TWEEDY, BROWNE VALUE FUND
Tweedy, Browne Value Fund
Investment Objective
The Fund seeks long-term capital growth.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	TWEEDY, BROWNE VALUE FUND Tweedy, Browne Value Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		TWEEDY, BROWNE VALUE FUND Tweedy, Browne Value Fund
Management fees		1.25%
Distribution (12b-1) fees		none
Other expenses		0.15%
Acquired fund fees and expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.41%
[1]	Acquired fund fees and expenses represent the expenses of the money market funds in which the Fund's cash balances are invested and are not cash expenses of the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund over the time periods shown and then redeem all of your shares at the end of those periods. This example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example Tweedy, Browne Value Fund (USD $)	TWEEDY, BROWNE VALUE FUND
One Year	144
Three Years	446
Five Years	771
Ten Years	1,691

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2012, the Fund’s portfolio turnover rate was 10%.

Principal Investment Strategies

The Fund invests primarily in U.S. and foreign equity securities that the Adviser believes are undervalued. The Adviser seeks to construct a widely diversified portfolio of small, medium and large capitalization stocks from a variety of industries and countries. Value investing seeks to uncover stocks whose current market prices are at discounts (that is, undervalued) to the Adviser’s estimate of their true or intrinsic value.

The Fund’s investment style derives from the work of the late Benjamin Graham. Most investments in the Fund’s portfolio at the time of initial purchase have one or more of the following investment characteristics:

➢	low stock price in relation to book value
➢	low price-to-earnings ratio
➢	low price-to-cash-flow ratio
➢	above-average dividend yield
➢	low price-to-sales ratio as compared to other companies in the same industry
➢	low corporate leverage
➢	low share price
➢	purchases of a company’s own stock by the company’s officers and directors
➢	company share repurchases
➢	a stock price that has declined significantly from its previous high price and/or small market capitalization.

The Fund invests primarily in undervalued U.S. and foreign equity securities. For the time being, and subject to change by management at any time, the Fund anticipates that it will invest no less than approximately 50% of its net assets in securities of U.S. issuers. A U.S. issuer may include any company that is organized under the laws of the U.S. or its possessions or a majority of whose assets or revenues are, in the good faith judgment of the Adviser, attributable to operations within the U.S. U.S. securities include U.S. registered money market funds, Treasury bills and other short-term debt of U.S. issuers. The Fund is diversified by issuer and industry, and where practicable, seeks to reduce currency risk on its foreign investments by hedging its effective foreign currency exposure back into the U.S. dollar based on the Adviser’s judgment of such exposure after taking into account various factors, such as the source of the portfolio companies’ earnings and the currencies in which its securities trade. The Fund is designed for long-term value investors who wish to focus their investment exposure on equity securities that are economically tied to the U.S. stock market and foreign stock markets of developed countries with some exposure to emerging markets. The Fund is not appropriate for investors primarily seeking income.

Principal Risks

The Fund invests in equity securities, primarily consisting of common stocks. Common stock represents a proportionate interest in the earnings and value of the issuing company. Therefore, the Fund participates in the success or failure of any company in which it owns stock. The market value of common stocks fluctuates significantly, reflecting the past and anticipated business performance of the issuing company, investor perception and general economic or financial market movements.

You could lose money on your investment in the Fund or the Fund could underperform other investments.

Smaller Companies. The Fund invests to a significant extent in smaller companies. Smaller companies may be less well established and may have a more highly leveraged capital structure, less liquidity, a smaller investor base, greater dependence on a few customers and similar factors that can make their business and stock market performance susceptible to greater fluctuation. In general, the Adviser’s investment philosophy and selection process favor companies that do not have capital structures that would be considered to be “highly leveraged” for a company in the same field.

Foreign Securities. The Fund may invest in foreign securities. Investing in foreign securities involves additional risks beyond those of investing in U.S. markets. These risks include:

➢	changes in currency exchange rates, which can lower performance in U.S. dollar terms
➢	exchange rate controls (which may include an inability to transfer currency from a given country)
➢	costs incurred in conversions between currencies
➢	non-negotiable brokerage commissions
➢	less publicly available information
➢	not generally being subject to uniform standards, practices and requirements with respect to accounting, auditing and financial reporting
➢	greater market volatility
➢	less trading volume
➢	delayed settlements
➢	difficulty in enforcing obligations in foreign countries
➢	less securities regulation
➢	unrecoverable withholding and transfer taxes
➢	war
➢	seizure
➢	political and social instability.

The value of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. The share price of the Fund will tend to reflect the movements of the different securities markets in which it is invested, and to the degree not hedged, the foreign currencies in which its investments are denominated. The Adviser does not attempt to predict the movement of various currencies in reaching a decision about the appropriateness or prudence of an individual investment.

The Fund’s practice of hedging currency risk in foreign securities tends to make the Fund underperform a similar unhedged portfolio when the dollar is losing value against the local currencies in which the portfolio’s investments are denominated. Conversely, the Fund’s practice of hedging currency risk in foreign securities tends to make the Fund outperform a similar unhedged portfolio when the dollar is gaining in value against the local currencies in which the portfolio’s investments are denominated.

Fund Performance
The following bar chart and table illustrate how the returns of the Fund vary over time and how they compare to relevant market benchmarks. For the period from the Fund’s inception through 2006, the Adviser chose the S&P 500 Stock Index as the relevant market benchmark for the Fund. Starting in mid-December 2006, the Fund’s investment mandate changed from investing at least 80% of its assets in U.S. securities to investing no less than approximately 50% in U.S. securities, and so the Adviser chose the MSCI World Index (Hedged to U.S. $) as the most relevant benchmark for the Fund for periods starting in January 2007. The S&P 500/MSCI World Index (Hedged to U.S. $) is a combination of the S&P 500 Index and the MSCI World Index (Hedged to U.S. $), linked together by Tweedy, Browne, and represents the performance of the S&P 500 Index for periods December 8, 1993 through December 31, 2006, and continuing with the performance of the MSCI World Index (Hedged to U.S. $), beginning January 1, 2007 and thereafter. This information may help illustrate the risks of investing in the Fund. Updated performance information for the Fund is available at www.tweedy.com or by calling 1-800-432-4789 (press 2). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Value Fund Calendar Year Total Returns1
[1]	The 2012 year-to-date return for the Value Fund through June 30, 2012 was 6.53%.

As of December 31, 2011
Best Quarterly Return	16.18% (2nd quarter 2009)
Worst Quarterly Return	(17.42)% (3rd quarter 2002)

Average Annual Total Return for Periods Ended December 31, 2011
Average Annual Total Returns TWEEDY, BROWNE VALUE FUND	One Year	Five Years	Ten Years	Since Inception	Inception Date
Tweedy, Browne Value Fund	(1.75%)	1.06%	3.28%	8.04%	Dec. 08, 1993
Tweedy, Browne Value Fund Return after Taxes on Distributions	(2.29%)	0.02%	2.38%	7.13%	Dec. 08, 1993
Tweedy, Browne Value Fund Return after Taxes on Distributions and Sale of Fund Shares	(0.41%)	0.80%	2.73%	6.98%	Dec. 08, 1993
S&P 500/MSCI World Index (Hedged to U.S. $) (reflects no deduction for fees, expenses or taxes)	(5.46%)	(3.03%)	1.48%	6.84%	Dec. 08, 1993
MSCI World Index (Hedged to U.S. $) (reflects no deduction for fees, expenses or taxes)	(5.46%)	(3.03%)	none	none	Dec. 08, 1993
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%	7.68%	Dec. 08, 1993

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return after Taxes on Distributions and Sale of Fund Shares” may be greater than “Return before Taxes” because the investor is assumed to have a capital loss upon the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The performance data shown above would be lower had fees and expenses not been waived from December 8, 1993 through March 31, 1999.

Tweedy, Browne Worldwide High Dividend Yield Value Fund
Tweedy, Browne Worldwide High Dividend Yield Value Fund
Investment Objective
The Fund seeks long-term capital growth.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Tweedy, Browne Worldwide High Dividend Yield Value Fund
Redemption fee on Shares held less than 60 days (as a percentage of amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Tweedy, Browne Worldwide High Dividend Yield Value Fund
Management fees	[1]	1.25%
Distribution (12b-1) fees		none
Other expenses		0.12%
Acquired fund fees and expenses	[2]	0.02%
Total Annual Fund Operating Expenses	[1]	1.39%
[1]	The Adviser is contractually obligated to waive management fees and/or to reimburse ordinary operating expenses to the extent necessary to maintain the Fund's Total Annual Fund Operating Expenses, not including fees and expenses from investments in other investment companies (i.e., money market funds in which the Fund's cash balances are invested), brokerage costs, interest, taxes and extraordinary expenses, at an annual rate of 1.37%. This arrangement is in effect through December 31, 2013, and may be terminated only by a vote of the Board of Directors of Tweedy, Browne Fund Inc. (the "Company"). During the two-year period following any waiver or reimbursement the Adviser is entitled to be reimbursed by the Fund for previously waived fees and reimbursed expenses to the extent that after giving effect to such repayment, the Fund's Total Annual Fund Operating Expenses, not including acquired fund fees and expenses, would not exceed 1.37% on an annualized basis.
[2]	Acquired fund fees and expenses represent the expenses of the money market funds in which the Fund's cash balances are invested and not cash expenses of the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund over the time periods shown and then redeem all of your shares at the end of those periods. This example also assumes that (i) your investment earns a 5% return each year, (ii) the Fund’s operating expenses remain the same and (iii) the Adviser did not waive its fee and/or reimburse expenses after the first year. In the first year expenses are based on the total operating expenses after the fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example Tweedy, Browne Worldwide High Dividend Yield Value Fund (USD $)	Tweedy, Browne Worldwide High Dividend Yield Value Fund
One Year	142
Three Years	440
Five Years	761
Ten Years	1,669

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2012, the Fund’s portfolio turnover rate was 6%.

Principal Investment Strategies

The Fund invests primarily in U.S. and foreign equity securities that the Adviser believes to have above-average dividend yields and valuations that are reasonable. The Adviser seeks to construct a widely diversified portfolio of small, medium and large capitalization stocks from a variety of industries and countries. Value investing seeks to uncover stocks whose current market prices are at discounts (that is, undervalued) to the Adviser’s estimate of their true or intrinsic value.

The Fund’s investment style derives from the work of the late Benjamin Graham. Most investments in the Fund’s portfolio at the time of initial purchase have one or more of the following investment characteristics:

➢	low stock price in relation to book value
➢	low price-to-earnings ratio
➢	low price-to-cash-flow ratio
➢	above-average dividend yield
➢	low price-to-sales ratio as compared to other companies in the same industry
➢	low corporate leverage
➢	low share price
➢	purchases of a company’s own stock by the company’s officers and directors
➢	company share repurchases
➢	a stock price that has declined significantly from its previous high price and/or small market capitalization.

The Adviser has chosen generally not to hedge the Fund’s perceived foreign currency exposure back into the U.S. dollar. A substantial portion of the Fund’s holdings will be in U.S.-domiciled companies and in non-U.S. multinational companies that have meaningful exposure to the U.S. dollar.

The Fund invests primarily in U.S. and foreign equity securities that the Adviser believes to have above-average dividend yields and valuations that are reasonable. The Fund is diversified by issuer, industry, and country and under normal market conditions invests at least 40% of its assets in foreign securities and in at least three countries in addition to the U.S. It is designed for long-term investors who wish to focus their investment exposure on equity securities that have above-average dividend yields and that are economically linked to the U.S. and foreign stock markets of developed countries with some exposure to emerging markets. It is also intended for investors who prefer not to have their non-U.S. currency exposure generally hedged back into the U.S. dollar. The Fund is not appropriate for investors primarily seeking a high level of current income.

Principal Risks

The Fund invests in equity securities, primarily consisting of common stocks. Common stock represents a proportionate interest in the earnings and value of the issuing company. Therefore, the Fund participates in the success or failure of any company in which it owns stock. The market value of common stocks fluctuates significantly, reflecting the past and anticipated business performance of the issuing company, investor perception and general economic or financial market movements.

You could lose money on your investment in the Fund or the Fund could underperform other investments.

Smaller Companies. While the Fund is focused on larger companies, it may invest to a lesser extent in smaller companies. Smaller companies may be less well established and may have a more highly leveraged capital structure, less liquidity, a smaller investor base, greater dependence on a few customers and similar factors that can make their business and stock market performance susceptible to greater fluctuation. In general, the Adviser’s investment philosophy and selection process favor companies that do not have capital structures that would be considered to be “highly leveraged” for a company in the same field.

Foreign Securities. The Fund may invest in foreign securities. Investing in foreign securities involves additional risks beyond those of investing in U.S. markets. These risks include:

➢	changes in currency exchange rates, which can lower performance in U.S. dollar terms
➢	exchange rate controls (which may include an inability to transfer currency from a given country)
➢	costs incurred in conversions between currencies
➢	non-negotiable brokerage commissions
➢	less publicly available information
➢	not generally being subject to uniform standards, practices and requirements with respect to accounting, auditing and financial reporting
➢	greater market volatility
➢	less trading volume
➢	delayed settlements
➢	difficulty in enforcing obligations in foreign countries
➢	less securities regulation
➢	unrecoverable withholding and transfer taxes
➢	war
➢	seizure
➢	political and social instability.

The value of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. The share price of the Fund will tend to reflect the movements of the different securities markets in which it is invested, and to the degree not hedged, the foreign currencies in which its investments are denominated. The Adviser does not attempt to predict the movement of various currencies in reaching a decision about the appropriateness or prudence of an individual investment.

The Adviser has chosen generally not to hedge the Fund’s perceived foreign currency exposure back into the U.S. dollar and therefore the Fund is considered to be “currency unhedged.”

Fund Performance
The following bar chart and table illustrate how the returns of the Fund vary over time and how they compare to a relevant market benchmark. This information may help illustrate the risks of investing in the Fund. Updated performance information for the Fund is available at www.tweedy.com or by calling 1-800-432-4789 (press 2). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Worldwide High Dividend Yield Value Fund Calendar Year Total Returns1
[1]	The 2012 year-to-date return for the Worldwide High Dividend Yield Value Fund through June 30, 2012 was 3.19%.

As of December 31, 2011
Best Quarterly Return	17.49% (2nd quarter 2009)
Worst Quarterly Return	(14.13)% (4th quarter 2008)

Average Annual Total Return for Periods Ended December 31, 2011
Average Annual Total Returns	One Year	Since Inception	Inception Date
Tweedy, Browne Worldwide High Dividend Yield Value Fund	4.04%	0.42%	Sep. 05, 2007
Tweedy, Browne Worldwide High Dividend Yield Value Fund Return after Taxes on Distributions	3.82%	(0.07%)	Sep. 05, 2007
Tweedy, Browne Worldwide High Dividend Yield Value Fund Return after Taxes on Distributions and Sale of Fund Shares	3.09%	0.18%	Sep. 05, 2007
Tweedy, Browne Worldwide High Dividend Yield Value Fund MSCI World Index (in U.S. $) (reflects no deduction for fees, expenses or taxes)	(5.54%)	(4.10%)	Sep. 05, 2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return after Taxes on Distributions and Sale of Fund Shares” may be greater than “Return before Taxes” because the investor is assumed to have a capital loss upon the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The performance data shown above would be lower had fees and expenses not been waived and/or reimbursed.